Share-Based Compensation (Details) - Schedule of valuation assumptions - $ / shares		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023
Schedule of Option Granted [Line Items]
Spot price on valuation date (in Dollars per share)	$ 4.8
Expected volatility	137.01%
Risk-free interest rate	1.51%
Dividend yield	0.00%
Forfeiture rate	0.00%
2022 Share Incentive Plan [Member]
Schedule of Option Granted [Line Items]
Spot price on valuation date (in Dollars per share)		$ 1.06
Dividend yield		0.00%
Minimum [Member] | 2022 Share Incentive Plan [Member]
Schedule of Option Granted [Line Items]
Expected volatility		120.95%
Risk-free interest rate		3.53%
Maximum [Member] | 2022 Share Incentive Plan [Member]
Schedule of Option Granted [Line Items]
Expected volatility		123.34%
Risk-free interest rate		4.28%